Concentration of Risk (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 CNY (¥)
Concentration of Risk [Line Items]
Deposited value	$ 10,312		¥ 95,750	¥ 74,830
Total Revenues [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	39.21%	39.50%
Total Revenues [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	29.67%	25.39%
Total Revenues [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	15.86%	18.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	50.99%		41.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	26.16%		20.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	14.22%		16.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage			13.60%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor One [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	34.68%		44.40%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor Two [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	21.41%		22.50%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor Three [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	14.00%		19.10%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor Four [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	10.46%
Total Purchase [Member] | Vendor Concentration Risk [Member] | Vendor One [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	44.33%	33.10%
Total Purchase [Member] | Vendor Concentration Risk [Member] | Vendor Two [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	16.79%	19.60%
Total Purchase [Member] | Vendor Concentration Risk [Member] | Vendor Three [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	13.47%	12.50%
Total Purchase [Member] | Vendor Concentration Risk [Member] | Vendor Four [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage		10.90%